Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term Bank Loans and Notes Payable	$ 67,336,545	$ 66,414,123
Amortization of Leased Asset	50,450	48,406	$ 67,131
Proceeds from Sale of Intangible Assets	0	0	1,535,243
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,594,678	$ 1,595,295	1,667,055
Land Use Rights Sold			452,955
Proceeds from Sale of Intangible Assets			447,366
Gain (Loss) on Disposition of Intangible Assets			$ 5,589